Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 41	$ 66
Prepaid expenses and others	3,974	3,093
Total	$ 4,015	$ 3,159